Investment securities	12 Months Ended
Dec. 31, 2024
Securities and other financial assets, net
Investment securities
Investment securities are presented as follows:

December 31, 2024	Amortized cost	FVOCI	Total
Principal	1,090,577	98,748	1,189,325
Interest receivable	13,178	738	13,916
Gross amount	1,103,755	99,486	1,203,241
Allowance (1)	(1,311)	—	(1,311)
Total	1,102,444	99,486	1,201,930

December 31, 2023	Amortized cost	FVOCI	Total
Principal	999,544	11,824	1,011,368
Interest receivable	12,354	41	12,395
Gross amount	1,011,898	11,865	1,023,763
Allowance (1)	(1,632)	—	(1,632)
Total	1,010,266	11,865	1,022,131

(1) As of December 31, 2024 and 2023, the loss allowance for losses for securities at FVOCI for $23 thousand and $1 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Securities by contractual maturity are shown in the following table:

	Outstanding principal balance
December 31, 2024	Amortized cost	FVOCI	Total
Due within 1 year	223,174	30,029	253,203
After 1 to 5 years	838,893	68,719	907,612
After 5 to 10 years	28,510	—	28,510
Balance - principal	1,090,577	98,748	1,189,325

	Outstanding principal balance
December 31, 2023	Amortized cost	FVOCI	Total
Due within 1 year	157,376	—	157,376
After 1 to 5 years	813,012	11,824	824,836
After 5 to 10 years	29,156	—	29,156
Balance - principal	999,544	11,824	1,011,368
The following table includes the securities pledged to secure repurchase transactions (see note 18):

	December 31,
	2024	2023
Securities pledged to secure repurchase transactions	239,046	342,271

Securities sold under repurchase agreements	(212,931)	(310,197)
As of December 31, 2023, sales were made for $63.5 million of investments at amortized cost classified as Stage 2 with a significant increase in their credit risk. These sales resulted in write-off against reserves of $1.7 million and losses on sale of $3.9 million attributable to market risk. During the period 2024, no sales of instrument classified at amortized cost were made.